THE ADVISORS' INNER CIRCLE FUND

                       TS&W INTERNATIONAL EQUITY PORTFOLIO

                      SUPPLEMENT DATED JULY 13, 2010 TO THE
           PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                            EACH DATED MARCH 1, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

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Effective June 1, 2010, the management fee paid by the TS&W International Equity
Portfolio has been reduced from 1.00% to 0.65%.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 TSW-SK-006-0100